Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies
26.	Commitments and contingencies

The Company is not currently a party to any material legal proceedings, investigations or claims. From time to time, the Company may be involved in legal matters arising in the ordinary course of business. While management believes that any such matters, if and when they arise, are not currently material, there can be no assurance that such matters will not have a material adverse effect on the Company’s business, financial condition or results of operations.